Revenue from Contracts with Customers and Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contracts with Customers and Cost of Sales
Revenue recognized	€ 47	€ 97	€ 0